New accounting standards and amendments	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
New accounting standards and amendments [Text Block]

4. New accounting standards and amendments

Material accounting standards and amendments

Amendments - IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors

In 2021, the IASB issued narrow-scope amendments to IFRS Accounting Standards, including to IAS 1 and IAS 8.

The amendments were made to help companies:

•	improve accounting policy disclosures so that they provide more useful information to investors and other primary users of the financial statements; and
•	distinguish changes in accounting estimates from changes in accounting policies.

The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies. Accounting policy information is material if, when considered together with other information included in an entity's financial statements, it can reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements. The amendments to IAS 8 clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. That distinction is important because changes in accounting estimates are applied prospectively only to future transactions and other future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events. The amendments to IAS 1 and IAS 8 are effective for annual reporting periods beginning on or after January 1, 2023. Although the amendments did not result in any changes to the accounting policies themselves, they impacted the accounting policy information disclosed in the consolidated financial statements. Management reviewed the accounting policies and made updates to the information disclosed in Note 3, in certain instances, in line with the amendments.

Accounting standards issued but not yet effective

The Company has not yet adopted certain standards, interpretations to existing standards and amendments which have been issued but have an effective date of later than December 31, 2023. These standards, interpretations to existing standards and amendments, other than the amendments to IAS 1 presented below, are not expected to have any significant impact on the Company or are not considered material and are therefore not discussed herein.

Amendments - IAS 1 Presentation of Financial Statements (Non-current Liabilities with Covenants)

Amendments made to IAS 1 in 2020 and 2022 clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is affected by the entity's expectations or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). Covenants of loan arrangements will not affect classification of a liability as current or non-current at the reporting date if the entity must only comply with the covenants after the reporting date. However, if the entity must comply with a covenant either before or at the reporting date, this will affect the classification as current or non-current even if the covenant is only tested for compliance after the reporting date.

The amendments require disclosures if an entity classifies a liability as non-current and that liability is subject to covenants that the entity must comply with within 12 months of the reporting date. The disclosures include:

•	the carrying amount of the liability;
•	information about the covenants; and
•	facts and circumstances, if any, that indicate that the entity may have difficulty complying with the covenants.

The amendments also clarify what IAS 1 means when it refers to the "settlement" of a liability. Terms of a liability that could, at the option of the counterparty, result in its settlement by the transfer of the entity's own equity instrument can only be ignored for the purpose of classifying the liability as current or non-current if the entity classifies the option as an equity instrument. However, conversion options that are classified as a liability must be considered when determining the current/non-current classification of a convertible note.

The amendments must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors and are effective for annual reporting periods beginning on or after January 1, 2024. These amendments are not expected to have a significant impact on the consolidated financial statements.